SIGNIFICANT ACCOUNTING POLICIES (Details 4) - Trade Receivables [Member] - Credit Concentration Risk [Member]	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023		Dec. 31, 2022
Customer A [Member]
Concentration Risk [Line Items]
Concentration of credit risk	42.00%		[1]	27.00%
Customer B [Member]
Concentration Risk [Line Items]
Concentration of credit risk			[1]	13.00%
Customer C [Member]
Concentration Risk [Line Items]
Concentration of credit risk		0.00%		13.00%
Customer D [Member]
Concentration Risk [Line Items]
Concentration of credit risk		0.00%		11.00%

[1]	Less than 10%.